Investor A C Institutional And Class R [Member] Average Annual Total Returns - Investor A, C, Institutional and Class R	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Russell 1000 Index (Reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	17.37%	13.59%	14.59%
Russell Midcap Value Index (Reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	11.05%	9.83%	9.78%
Investor A
Prospectus [Line Items]
Average Annual Return, Percent	7.48%	9.72%	10.16%
Investor A | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	4.21%	7.31%	7.73%
Investor A | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	5.95%	7.11%	7.44%
Investor C
Prospectus [Line Items]
Average Annual Return, Percent	11.63%	10.08%	10.08%
Institutional
Prospectus [Line Items]
Average Annual Return, Percent	13.68%	11.17%	11.04%
Class R
Prospectus [Line Items]
Average Annual Return, Percent	13.12%	10.63%	10.47%